ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2023
Advances Receivable [Abstract]
ADVANCES RECEIVABLE [Text Block]

3. ADVANCES RECEIVABLE

The advances receivable include an unsecured loan of $15,282 (December 31, 2022 - $15,282), which is non-interest bearing and due on demand. Advances receivable as at December 31, 2023 also include prepaid expenses of $3,709 (December 31, 2022 - $nil).